Related Party Balances and Transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Balances And Transactions Tables
Due to related party
	March 31, 2013	March 31, 2012

Nancy Louise Jones	$60,562	$60,562
Other	$2,572	-
Total	$63,134	$60,562